Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000243319
Shareholder Report [Line Items]
Fund Name	Dynamic Alpha Macro Fund
Trading Symbol	DYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic Alpha Macro Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at regdocs.blugiant.com/dynamic-alpha-macro/. You can also request this information by contacting us at (833) 462-6344.
Additional Information Phone Number	(833) 462-6344
Additional Information Email	regdocs.blugiant.com/dynamic-alpha-macro/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$192	1.76%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance Overview

Dynamic Alpha Macro Fund (“DYMIX” or “the Fund”) outperformed both the Standard & Poor’s 500 Total Return Index (“S&P 500 Index TR”) and the Barclay Global Macro Index for the period from July 1, 2024 – June 30, 2025. Overall, the Fund returned 18.73% for the 12 months, compared with 15.16% for the S&P 500 Index TR and 9.11% for the Barclay Global Macro Index.

Market Factors, Contributors and Detractors Impacting Fund Performance

As the Fund is structured with two differing strategies, impacts will be discussed as such:

Strategic Equities

As equities were broadly positive for the year ended June 30, 2025 (with the exception of the tariff related drawdowns from February to May), all equity holdings were additive to performance for the year.

Fundamental Global Macro Strategy (“Macro strategy”)

The one-year period ending June 20, 2025 saw many different macro pushes: From the election and Fed pivot to easing in late ’24 to Liberation day tariffs and the whipsawed fallout around them in ’25.

Our Macro Strategy benefited primarily from positions in Gold, British Pound and Coffee with Cocoa, Sugar, Crude and Short S&P 500 trades providing smaller gains. Detractors on the year included Feeder Cattle, Copper, 2yr Treasuries and Corn, as well as the Yen and Natural Gas (both smaller detractors).

As always we remain flexible, and positions can change at any time.  For more information be sure to read the monthly commentary available at www.dynamicalphafunds.com

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Dynamic Alpha Macro Fund	S&P 500 Index TR	Barclay Global Macro Index
Jul-2023	$10,000	$10,000	$10,000
Sep-2023	$9,310	$9,372	$9,831
Dec-2023	$10,554	$10,467	$10,291
Mar-2024	$10,976	$11,572	$10,798
Jun-2024	$11,518	$12,068	$10,805
Sep-2024	$13,476	$12,778	$11,191
Dec-2024	$12,493	$13,086	$11,236
Mar-2025	$12,934	$12,527	$11,542
Jun-2025	$13,675	$13,898	$11,789

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 31, 2023)
Dynamic Alpha Macro Fund	18.73%	17.73%
S&P 500 Index TR	15.16%	18.72%
Barclay Global Macro Index	9.11%	8.96%

Performance Inception Date	Jul. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 173,186,955
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 2,104,626
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$173,186,955 Number of Portfolio Holdings22 Advisory Fee $2,104,626 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	7.7%
Short-Term Investments	17.8%
Exchange-Traded Funds	74.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Other Assets in Excess of Liabilities	24.9%
ETF - Fixed Income	7.0%
U.S. Governments & Agencies	19.1%
ETF - Equity	49.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Nasdaq 100 ETF	13.3%
Schwab US Dividend Equity ETF	10.3%
United States Treasury Bill, 3.960%, 07/17/25	7.6%
Vanguard Russell 1000 Growth ETF	7.2%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	7.0%
BNY Mellon US Large Cap Core Equity ETF	6.1%
United States Treasury Bill, 4.340%, 08/28/25	5.8%
United States Treasury Bill, 4.280%, 09/02/25	5.8%
Vanguard Value ETF	4.5%
Vanguard Dividend Appreciation ETF	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.